Equity-Accounted Joint Ventures - Investments in and Advances to Equity Accounted Investees (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel terminal lease	Sep. 20, 2022 USD ($)	Dec. 31, 2021 USD ($) lease	Dec. 31, 2017	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Number of vessels | lease	9
Number of terminals | terminal	1
Equity method investments	$ 1,244,264		$ 1,153,874
Less current portion of advances to equity-accounted joint ventures, net	0		(17,500)
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	1,244,264		1,136,374
Finance lease, liability	$ 1,697,080		1,268,990
Number of lessors | lease	19
Financial Information of Joint Ventures	A summary of the Company's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2022			As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	Newbuildings on order	2022 $	2021 $
Angola Joint Venture (i)	33%	4	-	-	124,592	102,477
Bahrain LNG Joint Venture (ii)	30%	-	1	-	92,655	57,277
Excalibur Joint Venture (iii)	50%	-	-	-	—	10,418
Exmar LPG Joint Venture (iv)	50%	19	-	2	130,073	138,751
MALT Joint Venture (v)	52%	6	-	-	279,561	361,550
Pan Union Joint Venture (vi)	20%-30%	4	-	-	86,842	81,570
RasGas III Joint Venture (vii)	40%	4	-	-	125,701	109,866
Yamal LNG Joint Venture (viii)	50%	6	-	-	407,732	296,065
Other	50%	—	—	—	8	—
		43	1	2	1,247,164	1,157,974
Less credit loss provision					(2,900)	(4,100)
Total investments in and advances to equity-accounted joint ventures, net					1,244,264	1,153,874
Less current portion of advances to equity-accounted joint ventures, net					—	(17,500)
Investments in and advances to equity-accounted joint ventures, net					1,244,264	1,136,374

number of newbuildings on order | vessel	5
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	33.00%
Number of vessels | vessel	4
Equity method investments	$ 124,592		102,477
Carrying value of guarantee liability	$ 0		200
number of newbuildings on order | vessel	0
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	33.00%
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%			30.00%	30.00%
Number of vessels | vessel	0
Equity method investments	$ 92,655		57,277
Investment in and advances to equity-accounted joint ventures (note 7)	73,400		73,400
Interest accrued on advances	$ 15,100		10,000
number of newbuildings on order | vessel	0
Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels | vessel	0
Equity method investments	$ 0	$ 5,300	10,418
number of newbuildings on order | vessel	0
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels | vessel	19
Equity method investments	$ 130,073		138,751
Investment in and advances to equity-accounted joint ventures (note 7)			32,300
Interest accrued on advances	0		0
Carrying value of guarantee liability	$ 700		1,000
Number of lessors | lease	4
number of newbuildings on order | vessel	2
MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	52.00%
Number of vessels | vessel	6
Equity method investments	$ 279,561		361,550
Carrying value of guarantee liability	$ 100		100
number of newbuildings on order | vessel	0
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	4
Equity method investments	$ 86,842		81,570
number of newbuildings on order | vessel	0
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	40.00%
Number of vessels | vessel	4
Equity method investments	$ 125,701		109,866
number of newbuildings on order | vessel	0
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels | vessel	6
Equity method investments	$ 407,732		296,065
Carrying value of guarantee liability	$ 500		1,500
number of newbuildings on order | vessel	0
Dan-Unity CO2 A/S
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels | vessel	0
Number of terminals | terminal	0
Equity method investments	$ 8		$ 0
number of newbuildings on order | vessel	0
Building | Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	1
Building | Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
LNG Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | lease	9		9
LNG Carriers [Member] | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	43
number of newbuildings on order | vessel	2
LNG Carriers [Member] | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	6
Minimum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	20.00%
Maximum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Equity method investments	$ 1,247,164		$ 1,157,974
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 1,244,264		1,136,374
Financial Information of Joint Ventures	The following tables present aggregated summarized financial information reflecting a 100% ownership interest in the Company’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of Exmar LPG Joint Venture, the Excalibur Joint Venture and the Pan Union Joint Venture and the basis differences created by the impairment of the investment in MALT Joint Venture. The results include the Angola Joint Venture, the Bahrain LNG Joint Venture, the Excalibur Joint Venture (until its sale in September 2022), the Exmar LPG Joint Venture, the MALT Joint Venture, the Pan Union Joint Venture, the RasGas III Joint Venture and the Yamal LNG Joint Venture and the recognition of the other-than-temporary impairment of the Company's investment of the MALT Joint Venture (2022) and the Excalibur Joint Venture (2021).

	December 31, 2022 $	December 31, 2021 $
Cash and restricted cash – current	396,578	460,342
Other assets – current	291,723	208,029
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	2,530,838	1,825,562
Net investments in direct financing and sales-type leases – non-current	4,173,688	5,103,376
Other assets – non-current	435,325	255,270
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	1,152,742	611,180
Other liabilities – current	160,915	250,753
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	3,671,995	4,551,612
Other liabilities – non-current	162,893	220,454

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Voyage revenues	998,412	990,703	1,008,112
Income from vessel operations	589,595	572,985	584,685
Realized and unrealized gain (loss) on non-designated derivative instruments:
Bahrain LNG Joint Venture	80,359	22,376	(68,563)
Other equity-accounted joint ventures	31,418	4,367	(26,197)
Net income	494,999	342,068	152,144

Loans Receivable
Schedule of Equity Method Investments [Line Items]
Financing Receivable, Allowance for Credit Loss	$ (2,900)		$ (4,100)